Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.35%	1.77%	7.27%	(11.71%)	4.15%	7.51%	12.06%	7.42%	5.96%	2.51%
Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	1.90%	2.48%	7.59%	(11.57%)	3.56%	6.02%	10.08%	6.58%	4.46%	3.46%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	2.52%	5.06%	5.22%	(13.95%)	6.28%	3.24%	9.70%	1.42%	9.07%	1.35%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	4.24%	3.00%	5.62%	(9.00%)	2.62%	3.59%	6.87%	0.88%	5.19%	(0.19%)
Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.64%	2.33%	3.78%	(5.88%)	1.66%	3.77%	7.34%	7.26%	(1.08%)	2.28%
Invesco Limited Term Municipal Income Fund | Class A2
Prospectus [Line Items]
Annual Return [Percent]	4.18%	2.56%	4.26%	(2.63%)	0.58%	3.72%	4.34%	1.13%	2.68%	(0.31%)
INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	1.73%	2.70%	7.17%	(12.49%)	3.62%	4.65%	8.38%	0.23%	6.31%	0.07%
Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.81%	2.75%	6.96%	(9.89%)	5.34%	4.07%	10.64%	14.12%	(6.46%)	3.33%
Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	1.96%	2.89%	6.34%	(9.86%)	4.40%	5.19%	11.60%	11.30%	0.12%	2.97%
Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	1.68%	1.68%	7.93%	(13.31%)	4.87%	3.72%	10.27%	6.61%	1.44%	4.10%
Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.93%	2.97%	4.26%	(7.06%)	2.53%	3.24%	7.27%	10.38%	(3.51%)	1.64%
Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	1.83%	4.24%	8.53%	(14.17%)	6.72%	5.84%	13.93%	9.14%	6.85%	5.01%
Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	0.11%	1.65%	9.82%	(14.61%)	6.81%	5.80%	12.97%	8.88%	4.11%	6.06%